Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of geographical areas [line items]
Sales	$ 247,954	$ 189,466	$ 502,744	$ 414,515
Percentage of revenue derived from mineral stream interests located in geographic area	100.00%	100.00%	100.00%	100.00%
Mineral stream interest	$ 5,610,603	$ 5,861,139	$ 5,610,603	$ 5,861,139	$ 5,734,106
Percentage of mineral stream interests located in geographic area	100.00%	100.00%	100.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales	$ 22,240	$ 20,390	$ 34,478	$ 36,642
Percentage of revenue derived from mineral stream interests located in geographic area	9.00%	11.00%	7.00%	9.00%
Mineral stream interest	$ 603,913	$ 633,946	$ 603,913	$ 633,946
Percentage of mineral stream interests located in geographic area	11.00%	11.00%	11.00%	11.00%
United States [member]
Disclosure of geographical areas [line items]
Sales	$ 14,810	$ 11,648	$ 31,737	$ 22,858
Percentage of revenue derived from mineral stream interests located in geographic area	6.00%	6.00%	6.00%	5.00%
Mineral stream interest	$ 473,335	$ 488,561	$ 473,335	$ 488,561
Percentage of mineral stream interests located in geographic area	8.00%	8.00%	8.00%	8.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales	$ 42,495	$ 27,573	$ 101,414	$ 61,595
Percentage of revenue derived from mineral stream interests located in geographic area	16.00%	15.00%	20.00%	15.00%
Mineral stream interest	$ 551,185	$ 585,148	$ 551,185	$ 585,148
Percentage of mineral stream interests located in geographic area	10.00%	10.00%	10.00%	10.00%
Greece [member]
Disclosure of geographical areas [line items]
Sales	$ 1,471	$ 3,637	$ 3,694	$ 4,905
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%	2.00%	1.00%	1.00%
Mineral stream interest		$ 4,356		$ 4,356
Percentage of mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales	$ 8,491	$ 6,127	$ 13,588	$ 16,347
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%	3.00%	4.00%
Mineral stream interest	$ 20,743	$ 21,848	$ 20,743	$ 21,848
Percentage of mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales	$ 6,653	$ 5,080	$ 13,745	$ 8,642
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%	3.00%	2.00%
Mineral stream interest	$ 34,005	$ 36,495	$ 34,005	$ 36,495
Percentage of mineral stream interests located in geographic area	1.00%	1.00%	1.00%	1.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	$ 264,403	$ 264,401	$ 264,403	$ 264,401
Percentage of mineral stream interests located in geographic area	5.00%	5.00%	5.00%	5.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales	$ 117,706	$ 76,329	$ 236,801	$ 186,400
Percentage of revenue derived from mineral stream interests located in geographic area	48.00%	40.00%	47.00%	45.00%
Mineral stream interest	$ 2,551,563	$ 2,651,699	$ 2,551,563	$ 2,651,699
Percentage of mineral stream interests located in geographic area	45.00%	45.00%	45.00%	45.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales	$ 34,088	$ 38,682	$ 67,287	$ 77,126
Percentage of revenue derived from mineral stream interests located in geographic area	14.00%	20.00%	13.00%	19.00%
Mineral stream interest	$ 1,111,456	$ 1,174,685	$ 1,111,456	$ 1,174,685
Percentage of mineral stream interests located in geographic area	20.00%	20.00%	20.00%	20.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales	$ 159,272	$ 118,870	$ 318,794	$ 269,270
Mineral stream interest	3,420,603	3,573,916	3,420,603	3,573,916	3,497,235
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	344,852	373,575	344,852	373,575
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	227,042	233,232	227,042	233,232
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	188,887	201,446	188,887	201,446
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest	2,551,563	2,651,699	2,551,563	2,651,699
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	108,259	113,964	108,259	113,964
Silver interests [member]
Disclosure of geographical areas [line items]
Sales	79,142	63,313	163,060	130,474
Mineral stream interest	1,716,763	1,804,941	1,716,763	1,804,941	1,759,392
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	31,551	32,861	31,551	32,861
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	566	557	566	557
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	362,298	383,702	362,298	383,702
Silver interests [member] | Greece [member]
Disclosure of geographical areas [line items]
Mineral stream interest		4,356		4,356
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest	20,743	21,848	20,743	21,848
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest	34,005	36,495	34,005	36,495
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	264,403	264,401	264,403	264,401
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	1,003,197	1,060,721	1,003,197	1,060,721
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest	245,727	254,772	245,727	254,772	249,969
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	245,727	254,772	245,727	254,772
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest	227,510	227,510	227,510	227,510	$ 227,510
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	$ 227,510	$ 227,510	$ 227,510	$ 227,510